LEASES - Schedule of Lease Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 239	$ 224
Variable lease cost	4	8
Short-term lease cost	13	18
Finance lease cost
Amortization of right-of-use assets	74	72
Interest on lease liability	19	21
Total finance lease cost	93	93
Total lease cost	$ 349	$ 343